COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Aug. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Sep. 30, 2011	Dec. 02, 2011
Long Term Notes Payable Principal Amount Due				$ 745,578	$ 773,913
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate				3.807%	3.807%
Debt Instrument, Maturity Date		Oct. 04, 2011	Dec. 31, 2010	Aug. 01, 2027
Lease Expiration Date				Nov. 30, 2016
Area of Land					2,022	7,350
Liquidation Date					Dec. 31, 2011
Number Of Years Of Lease	five year			5